Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.2%
2,760	iShares 20+ Year Treasury Bond ETF	$293,581	1.0
3,024	iShares Russell 2000 ETF	539,482	1.8
12,863	Vanguard FTSE Developed Markets ETF	581,022	1.9
657	Vanguard Mid-Cap ETF	138,574	0.5

	Total Exchange-Traded Funds
	(Cost $1,504,503)	1,552,659	5.2

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 94.8%
154,639	Voya Intermediate Bond Fund - Class R6	1,353,094	4.5
108,750	Voya Large Cap Value Portfolio - Class R6	581,813	2.0
130,710	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,184,235	4.0
126,002	Voya Multi-Manager International Equity Fund - Class I	1,203,315	4.0
140,633	Voya Multi-Manager International Factors Fund - Class I	1,223,508	4.1
175,437	Voya Multi-Manager Mid Cap Value Fund - Class I	1,540,335	5.2
26,596	(1) Voya Russell Large Cap Growth Index Portfolio Class I	1,413,577	4.8
24,799	(1) Voya Small Cap Growth Fund - Class R6	870,438	2.9
85,208	Voya Small Company Fund - Class R6	1,133,272	3.8
690,581	Voya U.S. Stock Index Portfolio - Class I	11,705,351	39.3
61,147	VY® Invesco Comstock Portfolio - Class I	1,278,576	4.3
56,937	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,505,417	5.1
176,878	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,636,119	5.5
22,765	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,563,939	5.3

	Total Mutual Funds
	(Cost $29,994,471)	28,192,989	94.8

	Total Investments in Securities (Cost $31,498,974)	$29,745,648	100.0
	Liabilities in Excess of Other Assets	(5,934)	–
	Net Assets	$29,739,714	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,552,659	$–	$–	$1,552,659
Mutual Funds	28,192,989	–	–	28,192,989
Total Investments, at fair value	$29,745,648	$–	$–	$29,745,648

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$1,001,294	$482,155	$(160,523)	$30,168	$1,353,094	$10,113	$(7,844)	$-
Voya Large Cap Value Portfolio - Class R6	573,823	41,146	(129,533)	96,377	581,813	-	(81,042)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	885,329	364,490	(139,224)	73,640	1,184,235	-	(27,524)	-
Voya Multi-Manager International Equity Fund - Class I	1,170,952	93,860	(184,074)	122,577	1,203,315	-	(32,049)	-
Voya Multi-Manager International Factors Fund - Class I	1,174,465	118,480	(175,855)	106,418	1,223,508	-	(17,802)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,569,736	96,838	(100,907)	(25,332)	1,540,335	-	31,105	-
Voya Russell Large Cap Growth Index - Class I	-	1,285,090	(855)	129,342	1,413,577	-	56	-
Voya Short Term Bond Fund - Class R6	147,448	463	(150,856)	2,945	-	146	(2,191)	-
Voya Small Cap Growth Fund - Class R6	851,511	71,595	(110,144)	57,476	870,438	-	(2,105)	-
Voya Small Company Fund - Class R6	1,152,759	83,016	(153,431)	50,928	1,133,272	-	(4,647)	-
Voya U.S. Stock Index Portfolio - Class I	11,088,597	727,333	(1,074,962)	964,383	11,705,351	-	(163,248)	-
VY® Invesco Comstock Portfolio - Class I	1,293,866	99,695	(107,163)	(7,822)	1,278,576	-	6,565	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,445,746	110,743	(159,785)	108,713	1,505,417	-	(19,879)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,558,425	113,375	(231,139)	195,458	1,636,119	-	(76,608)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,367,928	196,707	(434,304)	433,608	1,563,939	-	(213,131)	-
	$25,281,879	$3,884,986	$(3,312,755)	$2,338,879	$28,192,989	$10,259	$(610,344)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $33,052,013.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$245,030
Gross Unrealized Depreciation	(3,551,395)
Net Unrealized Depreciation	$(3,306,365)